Net Loss per Share - Schedule of EPS (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss		$ (381,764)	$ (73,887)	$ (100,906)	$ (22,964)	$ (1,537,734)	$ (160,235)	$ (252,100)	$ (105,133)	$ (50,872)
Less: Net (income) loss attributable to noncontrolling interests		14,196	72,651	60,267		58,748	108,898	136,942	43,383	(7,168)
Less: Noncontrolling interest guaranteed payment		(4,167)	(3,926)	(3,788)	0	(8,272)	(7,794)	(15,822)	(1,264)	0
Net loss attributable to The Beneficient Company Group, L.P.				(44,427)				(130,980)	(63,014)	(58,040)
Less: Noncash deemed contribution on extinguishment of redeemable noncontrolling interest				0				0	14,200	0
Less: Noncash deemed dividend on extinguishment of preferred equity interests of noncontrolling interest holders				0				0	(46,202)	0
Net loss attributable to common shareholders		(371,735)	(5,162)	$ (44,427)	$ (6,796)	(1,487,258)	(59,131)	$ (130,980)	$ (95,016)	$ (58,040)
Weighted average common units outstanding - diluted (in shares)				67,486,168	48,205,800			67,486,168	51,534,365	45,807,648
Weighted average common units outstanding - basic (in shares)				67,486,168	48,205,800			67,486,168	51,534,365	45,807,648
Net loss per common unit - diluted (in dollars per share)				$ (0.66)	$ (0.14)			$ (1.94)	$ (1.84)	$ (1.27)
Net loss per common unit - basic (in dollars per share)				$ (0.66)	$ (0.14)			$ (1.94)	$ (1.84)	$ (1.27)
Common Class A
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to common shareholders		$ (344,580)	$ (4,666)			$ (1,378,616)	$ (53,453)
Weighted average common units outstanding - diluted (in shares)	[1]	237,741,391	180,178,268			211,618,712	180,178,268
Weighted average common units outstanding - basic (in shares)	[1]	237,741,391	180,178,268			211,618,712	180,178,268
Net loss per common unit - diluted (in dollars per share)	[1]	$ (1.45)	$ (0.03)			$ (6.51)	$ (0.3)
Net loss per common unit - basic (in dollars per share)	[1]	$ (1.45)	$ (0.03)			$ (6.51)	$ (0.3)
Common Class B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to common shareholders		$ (27,155)	$ (496)			$ (108,642)	$ (5,678)
Weighted average common units outstanding - diluted (in shares)	[1]	19,140,451	19,140,451			19,140,451	19,140,451
Weighted average common units outstanding - basic (in shares)	[1]	19,140,451	19,140,451			19,140,451	19,140,451
Net loss per common unit - diluted (in dollars per share)	[1]	$ (1.42)	$ (0.03)			$ (5.68)	$ (0.3)
Net loss per common unit - basic (in dollars per share)	[1]	$ (1.42)	$ (0.03)			$ (5.68)	$ (0.3)

[1]	Retroactively adjusted the three and six months ended September 30, 2022 for the de-SPAC merger transaction as described in Note 4.